NDMO
Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 137.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 137.2% (99.9% of Total Investments)
	Alabama – 2.6% (1.9% of Total Investments)
$3,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, 6.375%, 11/01/50 (AMT) (Mandatory Put 11/01/30)	No Opt. Call	Caa2	$3,645,990
	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B:
1,500	3.000%, 3/23/21 – AGM Insured	6/30 at 100.00	A1	1,621,365
11,920	3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	A1	12,884,447
5,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	5,209,750
21,420	Total Alabama			23,361,552
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding One Series 2020, 5.000%, 12/01/30	No Opt. Call	A+	1,341,880
	Arizona – 7.3% (5.3% of Total Investments)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Bonanza Campus Project, Series 2020A:
920	5.000%, 12/15/40, 144A	12/28 at 100.00	BB	1,040,520
1,500	5.000%, 12/15/50, 144A	12/28 at 100.00	BB	1,668,810
1,500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	1,578,645
	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children's National Prince County Regional Medical Center, Series 2020A:
2,500	4.000%, 9/01/46	9/30 at 100.00	A1	2,878,350
2,500	3.000%, 9/01/50	9/30 at 100.00	A1	2,597,700
6,035	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45 (UB) (4)	2/30 at 100.00	A	6,436,207
1,090	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 5.500%, 7/01/40, 144A	7/28 at 100.00	N/R	1,132,259
1,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%, 10/01/40, 144A	10/27 at 103.00	N/R	1,069,520
15,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	16,285,650
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
5,895	5.000%, 7/01/34	7/29 at 100.00	BBB+	7,181,642
2,500	5.000%, 7/01/39	7/29 at 100.00	BBB+	3,004,725

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$3,405	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A	9/30 at 100.00	Ba2	$3,696,264
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020:
5,265	5.000%, 7/01/35, 144A	7/26 at 103.00	N/R	5,705,049
6,800	5.000%, 7/01/40, 144A	7/26 at 103.00	N/R	7,264,984
4,580	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/50, 144A	6/28 at 100.00	N/R	4,771,627
60,490	Total Arizona			66,311,952
	Arkansas – 2.5% (1.8% of Total Investments)
3,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	3,296,010
17,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49 (AMT), 144A	9/27 at 103.00	B-	19,120,580
20,000	Total Arkansas			22,416,590
	California – 18.3% (13.3% of Total Investments)
9,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	10,612,170
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	12/30 at 34.02	N/R	2,418,600
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
5,000	4.000%, 4/01/44 (UB) (4)	4/30 at 100.00	BBB+	5,821,050
8,000	4.000%, 4/01/45 (UB) (4)	4/30 at 100.00	BBB+	9,314,400
1,820	4.000%, 4/01/49	4/30 at 100.00	BBB+	2,113,238
4,010	4.000%, 4/01/49 (UB) (4)	4/30 at 100.00	BBB+	4,656,091
	California Health Facilities Financing Authority, Revenue Bonds, PIH Health, Series 2020A:
7,020	3.000%, 6/01/47	6/30 at 100.00	A	7,427,090
6,120	4.000%, 6/01/50	6/30 at 100.00	A	7,160,951
	California Infrastructure and Economic Development Bank Infrastructure State, Revolving Fund Revenue Bonds, Tax Series 2020A:
2,125	2.716%, 10/01/40	10/30 at 100.00	AAA	2,198,823
1,250	2.786%, 10/01/43	10/30 at 100.00	AAA	1,290,863
	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020:
15,500	3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A2	16,126,975
2,000	4.000%, 7/01/50	7/30 at 100.00	A2	2,296,400
2,000	California Municipal Finance Authority, Revenue Bonds, University of the Pacific, Refunding Series 2020A, 3.000%, 11/01/48	11/30 at 100.00	A2	2,045,260
5,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	5,649,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	$5,288,600
2,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	2,026,800
2,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2020, 3.000%, 11/01/35	11/30 at 100.00	AA-	2,310,020
2,785	California State, General Obligation Bonds, Various Purpose Series 2020, 4.000%, 11/01/34	11/30 at 100.00	AA-	3,520,686
9,750	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	10,916,392
6,180	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	7,296,911
910	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A (WI/DD, Settling 2/09/21)	8/31 at 100.00	N/R	1,008,562
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	1,193,520
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
1,915	0.000%, 4/01/36 – SYNCORA GTY Insured	No Opt. Call	AA-	1,452,700
2,990	0.000%, 4/01/37 – SYNCORA GTY Insured	No Opt. Call	AA-	2,211,374
6,650	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,922,982
6,300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,558,615
3,250	Hartnell Community College District, Monterey County, California, General Obligation Bonds, Election 2016 Series 2020B, 3.000%, 8/01/48	8/28 at 100.00	Aa2	3,489,492
4,250	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2020B, 5.000%, 7/01/45	7/30 at 100.00	AA-	5,598,397
1,960	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C, 5.000%, 7/01/40	7/30 at 100.00	Aa2	2,630,888
1,000	Northstar Community Services District, Special Tax Bonds, Community Facilities District 1, Series 2006, 5.000%, 9/01/37	3/21 at 100.00	N/R	620,000
1,575	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B, 6.375%, 8/01/45	8/40 at 100.00	AA	1,826,528
4,040	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Local Water Series 2020C, 4.000%, 11/01/50	11/30 at 100.00	AA-	4,919,589
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, WSIP Green Series 2020A:
1,490	5.000%, 11/01/45	11/30 at 100.00	AA-	1,980,255
3,135	4.000%, 11/01/50	11/30 at 100.00	AA-	3,817,552
750	San Francisco Community College District, California, General Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41	6/30 at 100.00	A+	801,458
4,645	Santa Clara Valley Water District Water System Refunding Revenue Bonds, Taxable Series 2020B, 2.967%, 6/01/50	6/30 at 100.00	Aa1	4,700,090

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Santa Clara Valley Water District, California, Revenue Certificates of Participation, Water Utility System Improvement Projects, Seires 2020C:
$1,270	5.000%, 6/01/39	6/30 at 100.00	Aa1	$1,689,506
855	5.000%, 6/01/41	6/30 at 100.00	Aa1	1,132,131
	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2020A:
1,445	5.000%, 6/01/45	6/30 at 100.00	Aa1	1,889,627
1,325	5.000%, 6/01/50	6/30 at 100.00	Aa1	1,724,276
157,315	Total California			166,658,412
	Colorado – 11.2% (8.1% of Total Investments)
2,370	64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020, 6.500%, 12/01/43	12/25 at 103.00	N/R	2,545,878
1,240	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.000%, 12/01/38	12/23 at 103.00	N/R	1,332,628
1,060	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,128,105
2,285	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50	9/25 at 103.00	N/R	2,399,638
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29	9/24 at 103.00	N/R	528,040
1,725	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,825,550
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,026,020
745	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	759,550
500	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40, 144A	12/25 at 103.00	N/R	543,385
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	3/21 at 100.00	N/R	500,300
500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/22, 144A	No Opt. Call	N/R	523,220
2,755	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	2,965,868
1,450	Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%, 12/01/50	12/25 at 103.00	N/R	1,509,131
2,700	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	2,962,899
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A	12/30 at 100.00	N/R	1,066,320
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	5,726,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$16,000	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	$16,881,120
6,500	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A, 3.000%, 12/01/49 – AGM Insured (UB) (4)	12/30 at 100.00	A2	6,907,810
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,054,200
1,000	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,051,810
1,130	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	1,202,953
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,034,710
5,250	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	5,558,910
2,000	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%, 12/01/50	12/25 at 103.00	N/R	1,632,200
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50	12/25 at 103.00	N/R	1,050,570
1,380	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	1,482,175
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,075,390
1,810	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,883,142
925	Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40	9/25 at 103.00	N/R	999,083
5,350	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A2	6,472,751
500	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/38	1/31 at 100.00	Baa2	600,240
1,055	Sabell Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/50, 144A	3/25 at 103.00	N/R	1,133,724
1,000	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.750%, 12/01/40	12/25 at 102.00	N/R	1,085,260
750	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 102.00	N/R	798,780
	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020:
2,350	5.000%, 12/01/40	12/25 at 103.00	N/R	2,491,588
2,300	5.125%, 12/01/50	12/25 at 103.00	N/R	2,416,311
2,175	Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,298,888

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50	12/23 at 81.31	N/R	$3,510,550
10,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	10,381,400
1,000	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40	12/25 at 103.00	N/R	1,033,470
96,805	Total Colorado			101,380,467
	Florida – 14.0% (10.2% of Total Investments)
1,310	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51	11/30 at 100.00	N/R	1,333,253
1,500	Belmont II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area, Series 2020, 4.000%, 12/15/50	12/30 at 100.00	N/R	1,581,315
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
7,500	4.000%, 9/01/37 (AMT)	9/29 at 100.00	A	8,780,325
2,500	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A	2,912,450
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A:
1,235	5.000%, 6/15/40, 144A	6/27 at 100.00	N/R	1,313,064
1,260	5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	1,321,501
6,500	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	6,977,360
1,500	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020, 4.000%, 5/01/51, 144A	5/32 at 100.00	N/R	1,558,170
2,500	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50	11/29 at 100.00	N/R	2,630,500
10,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A, 5.000%, 6/01/55, 144A	6/29 at 100.00	N/R	10,658,200
1,100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/50	6/27 at 100.00	BBB	1,257,916
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, River City Science Academy Projects, Series 2021A, 4.000%, 7/01/55 (WI/DD, Settling 2/04/21)	7/28 at 100.00	Baa3	540,240
17,650	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	17,236,814
5,890	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/21 at 104.00	N/R	5,702,521
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	1,262,052
11,180	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)	12/30 at 100.00	A2	11,779,024

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	Forest Lake Community Development District, Polk County, Florida, Specia Assessment Bonds, Assessment Area One Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	$1,043,990
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020:
1,100	4.250%, 5/01/40	5/31 at 100.00	N/R	1,147,333
1,500	4.500%, 5/01/52	5/31 at 100.00	N/R	1,570,200
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area1 Project, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,040,770
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A:
3,550	4.000%, 8/01/45	2/31 at 100.00	Baa1	4,133,017
10,000	3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	Baa1	10,897,800
1,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 2B, Series 2020, 4.000%, 5/01/50, 144A	5/30 at 100.00	N/R	1,312,075
1,225	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A	6/26 at 103.00	N/R	1,272,689
8,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB+	9,012,400
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A, 4.000%, 10/01/41	10/30 at 100.00	A-	1,796,550
	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2021B:
4,000	2.736%, 10/01/36	10/30 at 100.00	A+	4,085,840
1,515	2.786%, 10/01/37	10/30 at 100.00	A+	1,539,710
1,500	Mirada II Community Development District, Florida, Revenue Bonds, Capital Improvement Series 2021, 4.000%, 5/01/51 (WI/DD, Settling 2/04/21)	5/31 at 100.00	N/R	1,536,720
1,000	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,031,980
1,500	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/52 (WI/DD, Settling 2/04/21)	5/31 at 100.00	N/R	1,541,880
1,500	Stoneybrook South Championsgate Community Development District, Florida, Special Assessment Revenue Bonds, Fox South Assessment Area, Series 2020, 3.750%, 12/15/50, 144A	12/30 at 100.00	N/R	1,534,800
16,435	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/53	9/30 at 38.62	A+	4,949,893
1,010	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35	No Opt. Call	N/R	1,074,357
131,810	Total Florida			127,366,709

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.3% (0.2% of Total Investments)
	Hawaii State, Harbor System Revenue Bonds, Series 2020A:
$1,375	4.000%, 7/01/33 (AMT)	7/30 at 100.00	Aa3	$1,674,722
270	4.000%, 7/01/34 (AMT)	7/30 at 100.00	Aa3	327,729
205	4.000%, 7/01/35 (AMT)	7/30 at 100.00	Aa3	248,105
430	4.000%, 7/01/36 (AMT)	7/30 at 100.00	Aa3	518,520
2,280	Total Hawaii			2,769,076
	Illinois – 7.0% (5.1% of Total Investments)
1,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A, 5.000%, 12/01/38 (WI/DD, Settling 2/11/21)	12/30 at 100.00	BB-	1,560,900
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	5,819,400
10,000	5.250%, 12/01/49	12/24 at 100.00	AA	11,638,800
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2020A:
3,305	4.000%, 1/01/35	1/30 at 100.00	A	4,011,873
3,145	4.000%, 1/01/37	1/30 at 100.00	A	3,791,392
2,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	3/21 at 100.00	Ba1	2,003,300
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
175	4.000%, 11/15/39	11/30 at 100.00	AA-	211,988
475	4.000%, 11/15/40	11/30 at 100.00	AA-	573,753
5,085	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	5,275,128
10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (4)	11/30 at 100.00	A3	10,438,300
6,315	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A1	8,162,958
3,300	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42	12/30 at 100.00	BB+	4,049,760
5,190	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/35	4/25 at 100.00	BBB	5,761,160
55,240	Total Illinois			63,298,712
	Indiana – 0.8% (0.6% of Total Investments)
1,415	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,485,326
3,445	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/39	12/28 at 100.00	A2	4,168,381
1,625	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	Caa2	2,000,147
6,485	Total Indiana			7,653,854

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas – 0.1% (0.1% of Total Investments)
$1,000	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Ottawa University Project, Series 2015, 7.000%, 6/01/45, 144A	6/22 at 103.00	N/R	$1,056,600
	Kentucky – 0.8% (0.6% of Total Investments)
3,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	3,124,020
2,515	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 – NPFG Insured	9/26 at 100.00	Baa1	2,993,454
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,010,510
6,515	Total Kentucky			7,127,984
	Louisiana – 1.4% (1.0% of Total Investments)
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
5,355	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A3	5,627,677
2,145	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A3	2,498,260
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (AMT)	1/27 at 100.00	A-	2,340,400
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	2,581,260
11,500	Total Louisiana			13,047,597
	Maryland – 1.2% (0.9% of Total Investments)
2,200	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	2,438,238
5,455	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	6,237,138
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,094,050
1,250	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020, 5.000%, 7/01/50	7/30 at 100.00	BBB-	1,503,687
9,905	Total Maryland			11,273,113
	Massachusetts – 2.6% (1.9% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-1, 5.000%, 7/01/45	7/28 at 100.00	Aa3	6,298,500
260	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/50 (WI/DD, Settling 2/04/21)	7/31 at 100.00	BBB+	336,510
13,050	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2019C, 5.000%, 5/01/49	5/29 at 100.00	AA	16,588,899
18,310	Total Massachusetts			23,223,909
	Michigan – 1.6% (1.2% of Total Investments)
1,500	Detroit, Michigan, General Obligation Bonds, Unlimited Tax Series 2020, 5.500%, 4/01/45	4/30 at 100.00	BB-	1,823,100
16,110	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	2,027,927

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$10,185	Michigan State University, General Revenue Bonds, Refunding Series 2020A, 3.000%, 8/15/42	8/30 at 100.00	AA	$10,980,550
27,795	Total Michigan			14,831,577
	Minnesota – 0.1% (0.1% of Total Investments)
1,140	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/55	12/28 at 102.00	BB	1,203,361
	Missouri – 3.6% (2.6% of Total Investments)
5,315	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/44 (AMT)	3/29 at 100.00	A-	6,493,123
3,835	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, 5.000%, 3/01/46 (AMT)	3/29 at 100.00	A-	4,664,587
1,100	M150 and 135th Street Transporation Development District, Kansas City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%, 10/01/43	10/27 at 100.00	N/R	1,137,433
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
1,250	4.000%, 6/01/50	6/30 at 100.00	A+	1,456,825
4,940	3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	5,090,719
1,250	4.000%, 6/01/53	6/30 at 100.00	A+	1,444,663
3,155	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	A2	3,980,253
	Southeast Missouri State University, System Facilities Revenue Bonds, Refunding Series 2020:
2,500	5.000%, 4/01/28	No Opt. Call	A	3,046,625
2,905	5.000%, 4/01/29	No Opt. Call	A	3,589,738
1,470	5.000%, 4/01/30	No Opt. Call	A	1,838,117
27,720	Total Missouri			32,742,083
	Nevada – 1.1% (0.8% of Total Investments)
5,920	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2020B, 3.000%, 6/15/38 – BAM Insured	6/30 at 100.00	A1	6,579,192
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,036,360
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 611 Sunstone Phase I and II, Series 2020:
450	4.000%, 6/01/40	6/30 at 100.00	N/R	483,714
1,150	4.125%, 6/01/50	6/30 at 100.00	N/R	1,229,419
9,520	Total Nevada			10,328,685

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.1% (0.1% of Total Investments)
$1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017, 3.750%, 7/01/40	7/27 at 100.00	Baa2	$1,310,813
	New Jersey – 5.1% (3.7% of Total Investments)
2,750	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/46	12/30 at 100.00	BBB	3,167,808
7,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	8,360,700
1,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 3.000%, 6/01/32	No Opt. Call	BBB+	1,153,920
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
25,990	3.000%, 6/15/50 (UB) (4)	12/30 at 100.00	BBB	26,938,375
545	4.000%, 6/15/50 (UB) (4)	12/30 at 100.00	BBB	625,840
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A:
1,000	5.000%, 11/01/45	11/30 at 100.00	Baa2	1,273,560
3,125	4.000%, 11/01/50	11/30 at 100.00	Baa2	3,627,625
1,100	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Subordinate Series 2020A, 4.000%, 11/01/50 – BAM Insured	11/30 at 100.00	Baa3	1,295,965
43,010	Total New Jersey			46,443,793
	New Mexico – 0.8% (0.6% of Total Investments)
7,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	7,127,540
	New York – 25.5% (18.6% of Total Investments)
6,000	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	6,710,940
5,000	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	5,083,100
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
1,310	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,384,971
3,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,110,670
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45 (UB) (4)	7/29 at 100.00	BBB	11,002,300
9,120	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53 (UB) (4)	7/30 at 100.00	A3	10,815,773
20,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	Aa2	21,471,600
7,695	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018E Group 4, 5.000%, 3/15/48	9/28 at 100.00	AA+	9,600,513
12,360	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37	11/26 at 100.00	BBB+	14,452,424

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$2,640	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42	5/28 at 100.00	BBB+	$2,945,052
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014D-1, 5.250%, 11/15/44 (UB) (4)	11/24 at 100.00	BBB+	11,296,100
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
715	3.000%, 12/01/37	12/30 at 100.00	BBB+	775,904
2,200	3.000%, 12/01/40	12/30 at 100.00	BBB+	2,337,192
1,000	4.000%, 12/01/46	12/30 at 100.00	BBB+	1,150,660
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
5,385	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	5,899,914
3,845	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	4,203,123
3,500	4.000%, 3/01/45	9/30 at 100.00	BBB+	4,079,565
2,275	3.000%, 3/01/49 (UB) (4)	9/30 at 100.00	BBB+	2,395,234
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1:
3,375	4.000%, 6/15/50	12/30 at 100.00	AA+	4,038,964
2,500	5.000%, 6/15/50	12/30 at 100.00	AA+	3,269,450
2,815	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-2, 4.000%, 6/15/42	12/30 at 100.00	AA+	3,410,682
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C:
1,695	4.000%, 8/01/36	8/30 at 100.00	AA-	2,072,849
1,250	4.000%, 8/01/39	8/30 at 100.00	AA-	1,505,500
2,650	4.000%, 8/01/40	8/30 at 100.00	AA-	3,181,007
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series D:
1,500	1.216%, 8/01/26	No Opt. Call	AA-	1,523,985
1,000	1.623%, 8/01/28	No Opt. Call	AA-	1,009,710
1,000	1.923%, 8/01/31	No Opt. Call	AA-	1,012,830
1,410	2.223%, 8/01/35	No Opt. Call	AA-	1,436,832
1,790	New York City, New York, General Obligation Bonds, Fiscal 2021 Series E, 1.623%, 8/01/28	No Opt. Call	AA-	1,808,670
4,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	2/21 at 100.00	B-	4,043,760
3,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	3,259,020
9,000	New York State Thruway Authority, General Revenue Bonds, Series 2020N, 4.000%, 1/01/41	1/30 at 100.00	A	10,704,690
10,615	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/43	9/30 at 100.00	Aa2	13,761,923

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
$13,000	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	$15,179,320
3,400	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	3,965,794
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 4.000%, 12/01/41	12/30 at 100.00	BBB	1,202,030
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
1,000	4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	1,186,520
4,000	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	5,025,760
6,000	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	7,428,780
6,250	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	7,308,812
2,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	A+	2,586,232
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020:
2,000	4.000%, 7/15/36 (AMT)	7/30 at 100.00	A+	2,403,240
2,000	4.000%, 7/15/37 (AMT)	7/30 at 100.00	A+	2,395,180
5,000	4.000%, 7/15/39 (AMT)	7/30 at 100.00	A+	5,950,700
2,350	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Thrid Series 2021, 4.000%, 7/15/40 (AMT) (WI/DD, Settling 2/05/21)	7/31 at 100.00	A+	2,831,774
201,845	Total New York			232,219,049
	North Carolina – 1.3% (0.9% of Total Investments)
	Western Carolina University, North Carolina, General Revenue Bonds, Series 2020B:
2,090	4.000%, 4/01/45	4/30 at 100.00	Aa3	2,464,005
7,910	4.000%, 4/01/50	4/30 at 100.00	Aa3	9,264,667
10,000	Total North Carolina			11,728,672
	Ohio – 6.5% (4.7% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
220	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	Baa2	259,798
1,500	4.000%, 11/15/38 (UB) (4)	11/30 at 100.00	Baa2	1,756,140
10,325	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	Baa2	10,828,860
9,950	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	10,463,221
9,180	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	10,704,890

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$125	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/41 (WI/DD, Settling 2/10/21)	2/31 at 100.00	A2	$149,532
2,500	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B-	2,804,100
20,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	21,729,800
53,800	Total Ohio			58,696,341
	Oklahoma – 0.1% (0.1% of Total Investments)
1,000	Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital Improvement Series 2021, 3.250%, 1/01/51	1/29 at 100.00	N/R	969,400
	Oregon – 1.6% (1.1% of Total Investments)
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2020-27A:
5,625	4.000%, 7/01/39 (AMT)	7/30 at 100.00	A+	6,616,463
6,625	4.000%, 7/01/50 (AMT)	7/30 at 100.00	A+	7,606,825
12,250	Total Oregon			14,223,288
	Pennsylvania – 3.2% (2.4% of Total Investments)
5,000	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 5.125%, 5/01/30	No Opt. Call	Caa2	5,553,400
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	1,217,220
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A	10/27 at 100.00	BB	998,780
2,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	2,119,980
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
750	3.000%, 12/01/42	12/30 at 100.00	A3	806,655
1,315	4.000%, 12/01/43	12/30 at 100.00	A3	1,558,288
1,000	4.000%, 12/01/46	12/30 at 100.00	A3	1,176,660
500	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	575,710
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Refunding Sixteenth Series 2020B:
1,000	4.000%, 8/01/36 – AGM Insured	8/30 at 100.00	BBB+	1,209,130
1,500	4.000%, 8/01/37 – AGM Insured	8/30 at 100.00	BBB+	1,807,665
2,705	4.000%, 8/01/38 – AGM Insured	8/30 at 100.00	BBB+	3,250,301
650	4.000%, 8/01/39 – AGM Insured	8/30 at 100.00	BBB+	779,077

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A:
$800	5.000%, 8/01/33 – AGM Insured	8/30 at 100.00	BBB+	$1,065,184
1,000	5.000%, 8/01/34 – AGM Insured	8/30 at 100.00	BBB+	1,327,190
1,445	5.000%, 8/01/35 – AGM Insured	8/30 at 100.00	BBB+	1,912,096
2,165	5.000%, 8/01/39 – AGM Insured	8/30 at 100.00	BBB+	2,830,218
1,000	4.000%, 8/01/45 – AGM Insured	8/30 at 100.00	BBB+	1,177,480
24,830	Total Pennsylvania			29,365,034
	Puerto Rico – 5.4% (3.9% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
7,450	5.000%, 7/01/23	3/21 at 100.00	CCC	7,468,625
5,020	5.125%, 7/01/37	7/22 at 100.00	CCC	5,283,550
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,132,500
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
20,000	0.000%, 7/01/46	7/28 at 41.38	N/R	6,329,000
35,000	0.000%, 7/01/51	7/28 at 30.01	N/R	8,047,550
5,514	4.750%, 7/01/53	7/28 at 100.00	N/R	6,184,558
2,500	5.000%, 7/01/58	7/28 at 100.00	N/R	2,850,525
15,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (5)	3/21 at 100.00	D	10,987,500
92,484	Total Puerto Rico			49,283,808
	South Carolina – 0.1% (0.1% of Total Investments)
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.625%, 10/01/40	10/27 at 103.00	N/R	1,039,200
	South Dakota – 0.5% (0.4% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
2,145	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	A1	2,255,232
1,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	A1	2,072,142
3,945	Total South Dakota			4,327,374
	Tennessee – 1.1% (0.8% of Total Investments)
2,555	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Refunding Series 2020B, 5.000%, 10/01/45	10/30 at 100.00	Aa2	3,370,530
	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Public Improvement Revenue Bonds, MLS Project, Series 2020:
2,100	3.019%, 8/01/40	8/30 at 100.00	Aa3	2,183,139
4,465	3.169%, 8/01/51	8/30 at 100.00	Aa3	4,585,109
9,120	Total Tennessee			10,138,778

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 3.9% (2.9% of Total Investments)
$750	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/28	1/27 at 100.00	BBB-	$837,420
500	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49	4/30 at 100.00	A2	592,975
1,200	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Neighbor Improvement Areas 1-2 Project, Series 2020, 4.000%, 9/15/50, 144A	9/30 at 100.00	N/R	1,273,800
	Houston Community College System, Texas, General Obligation Bonds, Taxable Refunding Limited Tax Series 2021B:
1,000	2.059%, 2/15/36 (WI/DD, Settling 2/11/21)	2/31 at 100.00	AA+	1,016,150
750	2.109%, 2/15/37 (WI/DD, Settling 2/11/21)	2/31 at 100.00	AA+	761,902
750	2.209%, 2/15/38 (WI/DD, Settling 2/11/21)	2/31 at 100.00	AA+	765,450
750	2.259%, 2/15/39 (WI/DD, Settling 2/11/21)	2/31 at 100.00	AA+	761,160
4,750	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2020A, 4.000%, 7/01/47 (AMT)	7/30 at 100.00	A	5,462,025
1,000	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 2 Project, Series 2020, 4.000%, 9/01/46, 144A	9/30 at 100.00	N/R	1,034,610
4,175	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Southwest Preparatory School, Series 2020A, 5.000%, 8/15/50, 144A	8/25 at 103.00	BB+	4,613,375
2,035	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major Improvement Area Project, Series 2020, 5.375%, 9/15/40, 144A	9/30 at 100.00	N/R	2,150,690
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
450	3.292%, 9/01/40 – AGM Insured	9/30 at 100.00	A2	476,257
350	3.422%, 9/01/50 – AGM Insured	9/30 at 100.00	A2	361,218
3,810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, 5.000%, 6/30/58 (AMT)	6/29 at 100.00	Baa3	4,644,504
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
2,630	4.000%, 6/30/35	12/30 at 100.00	BBB-	3,162,049
1,540	4.000%, 6/30/36	12/30 at 100.00	BBB-	1,844,489
2,195	4.000%, 12/31/37	12/30 at 100.00	BBB-	2,604,872
2,000	4.000%, 6/30/40	12/30 at 100.00	BBB-	2,351,660
1,125	Texas Public Finance Authority, Lease Revenue Bonds, Texas Facilities Commission, Taxable Refunding Series 2020, 1.780%, 2/01/32	2/31 at 100.00	AA+	1,141,594
31,760	Total Texas			35,856,200
	Utah – 0.1% (0.1% of Total Investments)
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,027,950
	Virginia – 2.4% (1.7% of Total Investments)
10,750	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51 (UB) (4)	7/30 at 100.00	AA-	12,820,557

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$3,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT)	6/27 at 100.00	Baa3	$3,544,890
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A:
1,280	4.000%, 1/01/45	7/27 at 103.00	A	1,430,029
2,380	4.000%, 1/01/51	7/27 at 103.00	A	2,643,038
1,000	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	No Opt. Call	N/R	1,297,710
18,410	Total Virginia			21,736,224
	Washington – 0.2% (0.1% of Total Investments)
1,230	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2020, 3.000%, 12/01/38	12/30 at 100.00	Aaa	1,419,272
	West Virginia – 0.5% (0.3% of Total Investments)
4,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	4,172,080
	Wisconsin – 2.2% (1.6% of Total Investments)
6,350	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A, 5.000%, 1/01/56, 144A	1/28 at 100.00	N/R	6,636,385
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
2,035	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	2,134,715
5,415	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	A+	5,806,775
5,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	5,020,800
18,800	Total Wisconsin			19,598,675
$1,202,984	Total Municipal Bonds (cost $1,182,838,015)			1,248,077,604

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1% (0.1% of Total Investments)
	Utilities – 0.1% (0.1% of Total Investments)
$1,500	Talen Energy Supply LLC	6.000%	12/15/36	B	$825,000
$1,500	Total Corporate Bonds (cost $755,539)				825,000
	Total Long-Term Investments (cost $1,183,593,554)				1,248,902,604
	Floating Rate Obligations – (21.0)%				(190,705,000)
	Borrowings – (14.0)% (6)				(126,900,000)
	Other Assets Less Liabilities – (2.3)%				(21,885,637)
	Net Assets Applicable to Common Shares – 100%				$909,411,967

NDMO	Nuveen Dynamic Municipal Opportunities Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,248,077,604	$ —	$1,248,077,604
Corporate Bonds	—	825,000	—	825,000
Total	$ —	$1,248,902,604	$ —	$1,248,902,604

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Borrowings as a percentage of Total Investments is 10.2%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.